UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported):  February 10, 2024

VEROS CREDIT, LLC[1]
(Exact name of securitizer as specified in its charter)

025-03541	0001712487
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Robert M. Tennant, Chief Legal Officer (714) 415-6193
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Veros Credit, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VEROS CREDIT, LLC
(Depositor)

	By:	: /s/ Cyrus Bozorgi
		Name:	Cyrus Bozorgi
		Title:	Chief Executive Officer and President

Date: February 10, 2024.